Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses
Schedule of Accrued Expenses

Accrued expenses as of December 31, 2025 and 2024 consisted of the following (in thousands):

	December 31,
	2025	2024
Accrued professional	$1,262	$672
Accrued salaries and other employee costs	2,965	1,584
Accrued other	187	20
Total accrued expenses	$4,414	$2,276